Summary of Significant Accounting Policies - Summary of Patents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible asset accumulated amortization	$ (120)
Intangible asset net	1,333
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset gross	18,052	18,052
Intangible asset accumulated amortization	(18,052)	(18,052)
Intangible asset net